UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05908

John Hancock Patriot Premium Dividend Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schaivone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Patriot Premium Dividend Fund II

QUARTERLY PORTFOLIO HOLDINGS

7.31.2009

Patriot Premium Dividend Fund II
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value

Common stocks 37.59%		$177,231,981
(Cost $206,001,581)

Diversified Financial Services 2.35%		11,095,002
Citigroup, Inc.	3,500,001	11,095,002

Electric Utilities 3.99%		18,810,772
American Electric Power Co., Inc.	70,000	2,167,200
Duke Energy Corp. (Z)	230,000	3,560,400
Northeast Utilities	45,000	1,035,450
Progress Energy, Inc. (Z)	303,500	11,970,040
Progress Energy, Inc. CVO (I)(Z)	337,750	77,682

Industrial Conglomerates 0.37%		1,742,000
General Electric Co. (Z)	130,000	1,742,000

Integrated Telecommunication Services 2.08%		9,824,377
AT&T, Inc. (Z)	240,000	6,295,200
FairPoint Communications, Inc. (Z)	2,504	1,477
Verizon Communications, Inc. (Z)	110,000	3,527,700

Multi-Utilities 28.80%		135,759,830
Alliant Energy Corp. (Z)	435,000	11,379,600
Ameren Corp. (Z)	165,400	4,206,122
CH Energy Group, Inc. (Z)	560,000	27,714,400
Consolidated Edison, Inc. (Z)	70,000	2,755,200
Dominion Resources, Inc. (Z)	125,000	4,225,000
DTE Energy Co. (Z)	435,000	14,990,100
Integrys Energy Group, Inc. (Z)	240,000	8,107,200
NiSource, Inc. (Z)	490,000	6,316,100
NSTAR (Z)	510,000	16,371,000
OGE Energy Corp. (Z)	255,000	7,675,500
PNM Resources, Inc. (Z)	500,000	6,100,000
Teco Energy, Inc. (Z)	570,000	7,689,300
Vectren Corp. (Z)	129,300	3,175,608
Xcel Energy, Inc. (Z)	755,000	15,054,700

	Shares	Value

Preferred Stocks 109.62%		$516,771,447
(Cost $640,204,373)

Agricultural Products 3.02%		14,253,891
Ocean Spray Cranberries, Inc., 6.250%, Ser A (S)(Z)	224,250	14,253,891

Cable & Satellite 0.22%		1,017,318
Comcast Corp., 7.000% (Z)	42,530	1,017,318

Consumer Finance 6.94%		32,734,419
HSBC Finance Corp., 6.360%, Depositary Shares, Ser B (Z)	35,600	636,884
HSBC Holdings PLC, 6.200%, Ser A (Z)	25,000	501,750
HSBC USA, Inc., 2.858% (Z)	499,000	18,208,510
SLM Corp., 6.970%, Ser A (Z)	445,500	13,387,275

Diversified Banks 5.66%		26,674,743
Sovereign Bancorp, Inc., 7.300%, Depositary Shares, Ser C (Z)	449,800	10,304,918
Wells Fargo & Co., 8.000% (Z)	683,500	16,369,825

Patriot Premium Dividend Fund II
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value

Diversified Financial Services 21.89%		103,177,327
Bank of America Corp., 6.204%, Depositary Shares, Ser D (Z)	960,000	18,528,000
Bank of America Corp., 6.375% (Z)	1,160,000	21,054,000
Bank of America Corp., 6.625% (Z)	360,000	6,620,400
Bank of America Corp., 8.200% (Z)	35,000	759,500
Bank of America Corp., 8.625% (Z)	102,000	2,317,440
Citigroup Capital VII , 7.125%	30,000	589,500
Deutsche Bank Contingent Capital Trust II , 6.550% (Z)	275,275	5,431,176
Deutsche Bank Contingent Capital Trust III , 7.600% (Z)	542,000	11,880,640
JPMorgan Chase & Co., 5.490%, Ser G (Z)	278,000	12,209,760
JPMorgan Chase & Co., 5.720%, Ser F (Z)	328,760	14,074,216
JPMorgan Chase & Co., 6.150%, Ser E (Z)	209,100	9,712,695

Electric Utilities 39.94%		188,296,705
Alabama Power Co., 5.200% (Z)	1,172,500	24,446,625
Carolina Power & Light Co., 5.440% (Z)	11,382	1,016,555
Central Illinois Light Co., 4.640% (Z)	7,460	551,574
Constellation Energy Group, Inc., 8.625%, Ser A (Z)	300,000	7,185,000
Duquesne Light Co., 6.500% (Z)	519,900	23,298,019
Entergy Arkansas, Inc., 6.450% (Z)	350,000	7,098,455
Entergy Mississippi, Inc., 6.250% (Z)	667,000	13,673,500
FPC Capital I, 7.100%, Ser A (Z)	242,500	6,006,725
Georgia Power Co., 6.000%, Ser R (Z)	80,000	1,992,000
Great Plains Energy, Inc., 4.500% (Z)	7,085	541,648
HECO Capital Trust III, 6.500% (Z)	173,100	3,983,031
Interstate Power & Light Co., 7.100%, Ser C (Z)	176,600	4,467,980
Interstate Power & Light Co., 8.375%, Ser B (Z)	132,800	3,586,928
NSTAR Electric Co., 4.780% (Z)	100,000	7,209,380
PPL Electric Utilities Corp., 4.400% (Z)	29,780	2,233,500
PPL Electric Utilities Corp., 4.600% (Z)	3,917	263,271
PPL Electric Utilities Corp., 6.250%, Depositary Shares (Z)	1,000,000	23,250,000
PPL Energy Supply, LLC, 7.000% (Z)	272,500	6,995,075
Public Service Electric & Gas Co., 4.180%, Ser B (Z)	53,677	3,758,464
Public Service Electric & Gas Co., 4.300%, Ser C (Z)	8,280	645,840
Public Service Electric & Gas Co., 6.920% (Z)	131,425	12,366,278
Southern California Edison Co., 6.000%, Ser C (Z)	80,000	6,140,000
Southern California Edison Co., 6.125% (Z)	195,000	15,222,187
Virginia Electric & Power Co., 6.980% (Z)	45,500	4,322,500
Westar Energy, Inc., 6.100% (Z)	333,700	8,042,170

Gas Utilities 0.38%		1,787,979
Southwest Gas Capital II, 7.700% (Z)	72,300	1,787,979

Integrated Telecommunication Services 0.00%		0
Touch America Holdings, Inc., 6.875%	161,778	—

Investment Banking & Brokerage 0.98%		4,645,782
Goldman Sachs Group, Inc., 6.200%, Ser B (Z)	129,500	3,092,460
Lehman Brothers Holdings, Inc., 5.670%,
Depositary Shares, Ser D (I)	553,600	8,304
Lehman Brothers Holdings, Inc., 5.940%,
Depositary Shares, Ser C (I)	300,600	9,018
Morgan Stanley Capital Trust III, 6.250% (Z)	75,000	1,536,000

Patriot Premium Dividend Fund II
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value

Life & Health Insurance 6.52%		30,728,845
Metlife, Inc., 6.500%, Ser B (Z)	1,055,000	24,159,500
Principal Financial Group, 6.518%, Ser B (P)(Z)	160,000	2,792,000
Prudential PLC, 6.750% (Z)	176,100	3,777,345

Movies & Entertainment 0.98%		4,604,100
Viacom, Inc., 6.850% (Z)	206,000	4,604,100

Multi-Utilities 7.16%		33,761,326
Baltimore Gas & Electric Co., 6.700%, Ser 1993 (Z)	20,250	1,793,391
Baltimore Gas & Electric Co., 6.990%, Ser 1995 (Z)	134,000	11,356,500
BGE Capital Trust II, 6.200% (Z)	616,000	12,166,000
Sempra Energy Corp., 4.360% (Z)	38,500	2,887,500
Sempra Energy Corp., 4.750% (Z)	12,610	1,043,477
Union Electric Co., 3.700% (Z)	12,262	866,387
Xcel Energy, Inc., 4.080%, Ser B (Z)	8,610	589,785
Xcel Energy, Inc., 4.110%, Ser D (Z)	33,691	2,358,370
Xcel Energy, Inc., 4.160%, Ser E (Z)	9,410	699,916

Oil & Gas Exploration & Production 7.50%		35,383,734
Apache Corp., 5.680%, Depositary Shares, Ser B (Z)	236,649	19,634,484
Nexen, Inc., 7.350% (Z)	759,000	15,749,250

Oil & Gas Storage & Transportation 1.34%		6,298,500
Southern Union Co., 7.550% (Z)	255,000	6,298,500

Real Estate Investment Trusts 3.12%		14,727,778
Kimco Realty Co., 6.650%, Depositary Shares, Ser F (Z)	200,000	3,842,000
Public Storage, Inc., 6.125% (Z)	92,700	2,052,378
Public Storage, Inc., 6.450%, Depositary Shares, Ser X (Z)	48,000	985,440
Public Storage, Inc., 6.625% (Z)	64,000	1,377,280
Public Storage, Inc., 6.750% (Z)	60,000	1,311,600
Public Storage, Inc., 6.950% (Z)	190,000	4,202,800
Public Storage, Inc., 7.500%, Depositary Shares, Ser V (Z)	39,000	956,280

Specialized Finance 0.22%		1,045,580
CIT Group, Inc., 6.350%, Ser A (Z)	454,600	1,045,580

Trucking 1.89%		8,892,000
AMERCO, Inc., 8.500%, Ser A (Z)	390,000	8,892,000

U.S. Government Agency 0.08%		368,720
Federal Home Loan Mortgage Corp. (8.375% to 12-31-12, then
variable), 8.375%, Ser Z	55,000	72,050
Federal National Mortgage Association (8.250% to 12-31-10 then
variable), 8.250%, Ser S	159,500	296,670

Wireless Telecommunication Services 1.78%		8,372,700
Telephone & Data Systems, Inc., 6.625% (Z)	246,000	4,907,700
United States Cellular Corp., 7.500% (Z)	157,500	3,465,000

Patriot Premium Dividend Fund II
Securities owned by the Fund on
July 31, 2009 (Unaudited)

			Value

Short-term investments 1.19%			$5,599,978
(Cost $5,599,978)
	Rate	Par Value	Value

Commercial Paper 1.19%			5,599,978
Chevron Funding Corp.	0.0700%	$5,600,000	5,599,978

Total investments (Cost $851,805,932)† 148.40%			$699,603,406

Other assets and liabilities, net (48.40%)			($228,181,584)

Total net assets 100.00%			$471,421,822

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral for the Committed Facility Agreement. Total collateral value at July 31, 2009 was $590,985,250.

† At July 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $854,632,699. Net unrealized depreciation aggregated $155,029,293, of which $18,420,822 related to appreciated investment securities and $173,450,115 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the General supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

5

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2009, by major security category or security type.

Investments in Securities	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$5,621,418	-	-	$5,621,418
Consumer Staples	-	$14,253,891	-	14,253,891
Energy	23,083,200	19,634,484	-	42,717,684
Financials	225,198,196	-	-	225,198,196
Industrials	10,634,000	-	-	10,634,000
Telecommunication Services	18,197,077	-	-	18,197,077
Utilities	247,832,006	129,471,474	$77,682	377,381,162
Short-term Investments	-	5,599,978	-	5,599,978
Total Investments in Securities	$530,565,897	$168,959,827	$77,682	$699,603,406

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Consumer	Utilities	Total
	Staples
Balance as of 10/31/08	$19,621,875	$111,457	$19,733,332
Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	-	-
Change in Unrealized
appreciation (depreciation)	-	(33,775)	(33,775)
Net purchases (sales)	-	-	-
Transfers in and/or out of Level 3	(19,621,875)	-	(19,621,875)
Balance as of 7/31/09	-	$77,682	$77,682

Fixed income risk
Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Leverage utilization risk
The Fund utilizes leverage to increase assets available for investment. The Fund has a Committed Facility Agreement (CFA) with a third party commercial bank that allows it to borrow up to $284 million and to invest the borrowings in accordance with its investment practices. Borrowings under the CFA are secured by the assets of the Fund.

6

Sector risk
The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. The concentration is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, utilities can be hurt by higher interest costs in connection with capital construction programs, costs associated with environmental and other regulations and the effects of economic declines, surplus capacity and increased competition. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

7

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: PDT

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Premium Dividend Fund II.

P20Q3 7/09
9/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Premium Dividend Fund II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 15, 2009